Property, Plant and Equipment - Disclosure of Gold Price, Silver Price and Exchange Rates Assumptions (Details)	Jun. 30, 2022 $ / oz	Jun. 30, 2022 R / $	Jun. 30, 2022 R / kg	Jun. 30, 2022 $ / lb	Jun. 30, 2022 K / $	Dec. 31, 2021 $ / oz	Dec. 31, 2021 R / $	Dec. 31, 2021 R / kg	Jun. 30, 2021 $ / oz	Jun. 30, 2021 R / $	Jun. 30, 2021 R / kg	Jun. 30, 2021 $ / lb	Jun. 30, 2021 K / $	Jun. 30, 2020 $ / oz	Jun. 30, 2020 R / $	Jun. 30, 2020 R / kg	Jun. 30, 2020 $ / lb	Jun. 30, 2020 K / $
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Closing Price Of Copper Assumption | $ / lb				3.30								3.00					3.00
Average Foreign Exchange Rate assumption PGK/US$ | K / $					3.50								3.50					3.45
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	1,861		931,000			1,782		880,000	1,805		843,000			1,610		865,000
Silver price (in USD per oz) | $ / oz	23.85								25.72					17.00
Exchange rate (R/USD and PGK/USD) | R / $		15.55					15.36			14.54					16.72
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	1,744		860,000						1,673		772,000			1,558		775,000
Silver price (in USD per oz) | $ / oz	22.42								23.22					17.00
Exchange rate (R/USD and PGK/USD) | R / $		15.34								14.36					15.47
Due between two to three years4
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	1,664		816,000						1,582		735,000			1,469		722,000
Silver price (in USD per oz) | $ / oz	21.46								21.70					17.00
Exchange rate (R/USD and PGK/USD) | R / $		15.26								14.44					15.29
Long term year 4 onwards
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)	1,546		763,000						1,500		700,000			1,350		630,000
Silver price (in USD per oz) | $ / oz	19.38								20.70					17.00
Exchange rate (R/USD and PGK/USD) | R / $		15.35								14.51					14.51